Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Income And Comprehensive Income [Abstract]
Sales (note 21)	$ 246,053	$ 229,650	$ 174,346
Cost of sales	32,469	24,723	20,240
Gross profit	213,584	204,927	154,106
Selling, general and administrative expenses (including rent expenses incurred to a related party of 2019 - $811, 2018 - $810, 2017 - $793) (note 11(b))	121,468	137,003	87,365
Provision (recovery) for doubtful accounts	(306)	820	934
Research and development expenses	24,254	21,910	20,489
Loss on disposal of property, plant and equipment (note 7)	294	75	42
Government grants recognized in income	(688)	(197)	(141)
Total operating expenses	145,022	159,611	108,689
Operating income	68,562	45,316	45,417
Interest and financing expenses – (including interest expenses incurred to a related party, 2019 - $455, 2018 - $453, 2017 - $262) (note 11(a))	(650)	(1,070)	(1,569)
Interest income	1,996	2,016	1,183
Other income, net	912	321	13
Income before income taxes	70,820	46,583	45,044
Income tax expense (note 13)	(5,605)	(10,472)	(8,339)
Net income	65,215	36,111	36,705
Less: Income attributable to non-controlling interests	(20,286)	(14,329)	(10,898)
Net income attributable to shareholders of Sinovac	44,929	21,782	25,807
Preferred stock dividends	(5,128)	0	0
Net income attributable to common shareholders of Sinovac	39,801	21,782	25,807
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(2,827)	(10,996)	8,098
Comprehensive income	62,388	25,115	44,803
Less: comprehensive income attributable to non-controlling interests	(19,681)	(12,507)	(12,089)
Comprehensive income attributable to shareholders of Sinovac	$ 42,707	$ 12,608	$ 32,714
Earnings per share (note 20)
Basic net income per share	$ 0.42	$ 0.34	$ 0.45
Diluted net income per share	$ 0.41	$ 0.34	$ 0.45
Weighted average number of shares of common stock outstanding
– Basic	94,876,946	64,727,146	57,033,816
– Diluted	109,691,959	64,977,554	57,101,191